Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000013133
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.00%	0.01%	1.46%
C000013135
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.79%	(0.08%)	1.05%
C000092720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.06%	0.22%	1.46%
C000013172
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.88%	0.14%	1.03%
C000063955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.18%	(0.18%)	1.15%
C000013116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.87%	(0.25%)	0.75%
C000092718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000100969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.35%	0.05%	1.61%
C000100970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.05%	(0.06%)	1.17%
C000100971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013127
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.03%	(0.65%)	1.53%
C000013129
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.74%	(0.72%)	1.11%
C000063948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.62%	(0.33%)	1.21%
C000013147
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.37%	(0.40%)	0.80%
C000063951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013133
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%	0.66%	1.80%
Without Sales Load [Member] | C000013135
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%	(0.08%)	1.05%
Without Sales Load [Member] | C000092720
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%	0.89%	2.02%
Without Sales Load [Member] | C000013173
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%	0.88%	1.79%
Without Sales Load [Member] | C000013172
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%	0.14%	1.03%
Without Sales Load [Member] | C000063955
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%	1.08%	1.99%
Without Sales Load [Member] | C000013114
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%	0.48%	1.49%
Without Sales Load [Member] | C000013116
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%	(0.25%)	0.75%
Without Sales Load [Member] | C000092718
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%	0.68%	1.69%
Without Sales Load [Member] | C000100969
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	0.71%	1.94%
Without Sales Load [Member] | C000100970
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%	(0.06%)	1.17%
Without Sales Load [Member] | C000100971
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%	0.94%	2.19%
Without Sales Load [Member] | C000013127
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	0.01%	1.87%
Without Sales Load [Member] | C000013129
Average Annual Return [Line Items]
Average Annual Return, Percent	5.74%	(0.72%)	1.11%
Without Sales Load [Member] | C000063948
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%	0.20%	2.07%
Without Sales Load [Member] | C000013145
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%	0.34%	1.55%
Without Sales Load [Member] | C000013147
Average Annual Return [Line Items]
Average Annual Return, Percent	6.37%	(0.40%)	0.80%
Without Sales Load [Member] | C000063951
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%	0.55%	1.76%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Average Annual Return, Percent	4.84%	0.45%	1.80%
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Average Annual Return, Percent	4.84%	0.45%	1.80%
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Average Annual Return, Percent	4.84%	0.45%	1.80%
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Average Annual Return, Percent	3.66%	0.77%	1.98%
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Average Annual Return, Percent	3.66%	0.77%	1.98%
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Average Annual Return, Percent	3.66%	0.77%	1.98%
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	4.53%	0.41%	1.69%
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	4.53%	0.41%	1.69%
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	4.53%	0.41%	1.69%
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Average Annual Return, Percent	5.25%	0.79%	2.69%
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Average Annual Return, Percent	5.25%	0.79%	2.69%
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Average Annual Return, Percent	5.25%	0.79%	2.69%
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	5.50%	0.52%	2.15%
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	5.50%	0.52%	2.15%
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	5.50%	0.52%	2.15%